As filed with the Securities and Exchange Commission on November 17, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Country VP Growth Fund
Schedule of Investments
September 30, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - 98.75%
Consumer Discretionary - 10.31%
Abercrombie & Fitch Co. - Class A	3,500	$115,080
Comcast Corporation	5,900	99,651
Darden Restaurants, Inc.	1,100	37,543
Gentex Corporation	13,800	195,270
The Home Depot, Inc.	5,850	155,844
Kohl's Corporation (a)	1,000	57,050
Limited Brands	10,500	178,395
News Corporation - Class A	9,700	116,303
Target Corporation	3,400	158,712
		1,113,848
Consumer Staples - 12.22%
Archer-Daniels-Midland Company	5,500	160,710
CVS Caremark Corporation	7,100	253,754
The Kroger Co.	3,000	61,920
McCormick & Company, Inc.	3,800	128,972
Philip Morris International, Inc.	3,500	170,590
The Procter & Gamble Company	3,400	196,928
Sysco Corporation	4,500	111,825
Wal-Mart Stores, Inc.	4,800	235,632
		1,320,331
Energy - 13.78%
Apache Corporation	2,200	202,026
Chesapeake Energy Corp.	9,200	261,280
ChevronTexaco Corp.	1,900	133,817
ConocoPhillips	2,300	103,868
Exxon Mobil Corporation	6,000	411,660
Halliburton Company	7,500	203,400
Schlumberger Limited (b)	2,900	172,840
		1,488,891
Financials - 10.88%
ACE Limited (b)	3,400	181,764
AFLAC INCORPORATED	6,000	256,440
American Express Company	3,600	122,040
The Bank of New York Mellon Corporation	4,000	115,960
JPMorgan Chase & Co.	5,400	236,628
State Street Corp.	3,000	157,800
Wells Fargo & Company	3,700	104,266
		1,174,898
Health Care - 15.97%
Abbott Laboratories	4,000	197,880
Amgen Inc. (a)	2,600	156,598
Baxter International Inc.	2,900	165,329
Covance, Inc. (a)	2,600	140,790
Gilead Sciences, Inc. (a)	2,100	97,818
Hologic, Inc. (a)	8,200	133,988
Johnson & Johnson	3,000	182,670
Medco Health Solutions, Inc. (a)	2,900	160,399
Medtronic, Inc.	4,800	176,640
Pfizer Inc.	8,000	132,400
WellPoint Inc. (a)	3,800	179,968
		1,724,480
Industrials - 11.75%
3M Co.	2,400	177,120
Caterpillar Inc.	2,100	107,793
Emerson Electric Co.	3,500	140,280
FedEx Corp.	1,500	112,830
General Dynamics Corp.	1,700	109,820
General Electric Company	14,500	238,090
Ingersoll-Rand Co. PLC (b)	3,300	101,211
Iron Mountain, Inc. (a)	5,500	146,630
Stericycle, Inc. (a)	2,800	135,660
		1,269,434
Information Technology - 16.77%
Cisco Systems, Inc. (a)	6,400	150,656
Dell Inc. (a)	9,900	151,074
EMC Corporation (a)	10,800	184,032
Intel Corporation	11,200	219,184
International Business Machines Corporation	1,500	179,415
Intuit Inc. (a)	7,000	199,500
Microsoft Corporation	8,750	226,537
Nokia Corp. - ADR	9,200	134,504
QUALCOMM Inc.	2,850	128,193
Research In Motion Limited (a)	800	54,104
Western Union Company	9,700	183,524
		1,810,723
Materials - 1.45%
BHP Billiton Limited - ADR	1,300	85,813
Newmont Mining Corporation	1,600	70,432
		156,245
Telecommunication Services - 3.27%
American Tower Corporation - Class A (a)	1,600	58,240
AT&T, Inc.	8,000	216,080
Verizon Communications Inc.	2,600	78,702
		353,022
Utilities - 2.35%
Dominion Resources Inc.	2,700	93,150
Exelon Corp.	900	44,658
FPL Group, Inc.	2,100	115,983
		253,791
TOTAL COMMON STOCKS (Cost $10,144,232)		10,665,663
	Principal
	Amount	Value
CORPORATE BONDS - 1.08%
Utilities - 1.08%
Northern States Power Co.
8.000%, 08/28/2012	$100,000	116,260
TOTAL CORPORATE BONDS (Cost $100,794)		116,260
	Shares
SHORT TERM INVESTMENTS - 0.15%
Money Market Funds - 0.15%
Federated Prime Obligations Fund	15,883	15,883
TOTAL SHORT TERM INVESTMENTS (Cost $15,883)		15,883
Total Investments (Cost $10,260,909) - 99.98% (c)(d)		10,797,806
Liabilities in Excess of Other Assets - 0.02%		2,660
TOTAL NET ASSETS - 100.00%		$10,800,466

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$ 10,260,909
Gross unrealized appreciation	1,665,952
Gross unrealized depreciation	(1,129,055)
Net unrealized appreciation	$ 536,897

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(d)	FAS 157 - Summary of Fair Value Exposure at September 30, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

		COUNTRY Growth Fund

	Level 1	Level 2	Level 3

Equity
Consumer Discretionary	$ 1,113,848	$ -	$ -
Consumer Staples	1,320,331	-	-
Energy	1,488,891	-	-
Financials	1,174,898	-	-
Health Care	1,724,480	-	-
Industrials	1,269,434	-	-
Information Technology	1,810,723	-	-
Materials	156,245	-	-
Telecommunication Services	353,022	-	-
Utilities	253,791	-	-

Mortgage Backed Securities	-	116,260	-

Short-Term Investments	15,883	-	-

Total Investments in Securities	$ 10,681,546	$ 116,260	$ -

Country VP Bond Fund
Schedule of Investments
September 30, 2009
(Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.17%
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	$100,000	$101,084
CIT Equipment Collateral
5.050%, 04/20/2014	144,518	144,694
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	75,000	77,277
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	63,572	49,610
John Deere Owner Trust
4.890%, 03/16/2015	100,000	100,269
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	106,221
Residential Asset Securities Corporation
4.767%, 10/25/2032	59,513	47,875
TOTAL ASSET BACKED SECURITIES (Cost $636,264)		627,030

CORPORATE BONDS - 36.59%
Abbott Laboratories
5.600%, 05/15/2011	100,000	107,004
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $99,904) (a)	100,000	108,939
American International Group, Inc.
5.850%, 01/16/2018	200,000	144,802
Apache Corp.
6.900%, 09/15/2018	100,000	118,888
Archer-Daniels-Midland Company
5.450%, 03/15/2018	100,000	108,363
AT&T Inc.
5.500%, 02/01/2018	200,000	208,675
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	106,173
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	100,000	106,461
BHP Billiton Finance
5.125%, 03/29/2012 (d)	100,000	107,918
Burlington Northern Santa Fe
5.750%, 03/15/2018	150,000	162,938
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (d)	100,000	106,102
Citigroup, Inc.
5.500%, 08/27/2012	100,000	102,997
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	100,000	117,404
ConocoPhillips
6.650%, 07/15/2018	100,000	115,362
Credit Suisse New York
5.000%, 05/15/2013 (d)	100,000	105,832
Devon Energy Corp.
6.300%, 01/15/2019	75,000	82,746
Duke Energy Carolinas LLC
5.750%, 11/15/2013	100,000	110,477
E.I. Du Pont De Nemours
5.000%, 01/15/2013	150,000	162,448
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	205,324
5.000%, 06/27/2018 (b)	150,000	148,444
Harley-Davidson Funding
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $99,886) (a)	100,000	99,905
Hewlett Packard Co.
4.500%, 03/01/2013	200,000	213,550
Honeywell International, Inc.
4.250%, 03/01/2013	200,000	211,723
IBM Corp.
7.625%, 10/15/2018	100,000	123,057
Ingersoll-Rand Co.
6.230%, 11/19/2027 (d)	150,000	159,031
JP Morgan Chase & Co.
5.375%, 10/01/2012	250,000	268,997
Kellogg Co.
5.125%, 12/03/2012	150,000	162,825
Kraft Foods, Inc.
6.750%, 02/19/2014	150,000	167,343
McKesson Corp.
7.500%, 02/15/2019	100,000	119,409
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	81,524
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013	150,000	155,538
New Valley Generation IV
4.687%, 01/15/2022	82,085	84,098
Perforadora Centrale
5.240%, 12/15/2018 (d)	63,344	68,875
Pfizer, Inc.
5.350%, 03/15/2015	150,000	166,096
Pitney Bowes Inc.
5.250%, 01/15/2037	50,000	51,630
Regions Bank
7.500%, 05/15/2018	50,000	45,482
Rio Tinto Financial
5.875%, 07/15/2013 (d)	75,000	80,807
Simon Property Group LP
5.750%, 12/01/2015	100,000	102,291
Southern California Edison
5.750%, 03/15/2014	100,000	110,834
Stanford University
4.750%, 05/01/2019	100,000	105,344
State Street Corporation
5.375%, 04/30/2017	100,000	104,351
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	204,255
Transocean, Inc.
5.250%, 03/15/2013 (d)	100,000	105,730
United Parcel Service, Inc.
4.500%, 01/15/2013	200,000	214,438
United Technologies Corp.
5.375%, 12/15/2017	150,000	163,646
Verizon Communications Inc.
5.500%, 02/15/2018	100,000	104,845
Vessel Management Services Inc.
4.960%, 11/15/2027	74,000	77,249
Virginia Electric & Power Co.
4.500%, 12/15/2010	250,000	257,905
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	234,457
6.200%, 04/15/2038	100,000	113,805
Walt Disney Company
4.700%, 12/01/2012	150,000	161,820
Wells Fargo Company
4.875%, 01/12/2011	150,000	154,921
5.625%, 12/11/2017	150,000	157,559
William Wrigley Junior Co.
4.650%, 07/15/2015	40,000	38,500
XTO Energy, Inc.
4.625%, 06/15/2013	100,000	103,448
TOTAL CORPORATE BONDS (Cost $6,874,408)		7,312,585

MORTGAGE BACKED SECURITIES - 27.36%
Bank of America Mortgage Securities
5.250%, 10/25/2020	75,853	67,581
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	42,695	40,494
6.000%, 11/25/2036	100,000	73,273
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	50,033	53,494
4.000%, 11/15/2018	500,000	507,074
5.000%, 11/15/2018	200,000	213,048
5.750%, 12/15/2018	43,087	44,970
5.000%, 10/01/2020	74,095	78,420
5.000%, 10/15/2031	146,539	151,654
Federal National Mortgage Association
3.500%, 09/01/2013	48,721	49,554
5.000%, 02/01/2014	65,232	67,726
5.000%, 05/01/2023	151,478	159,055
5.500%, 09/01/2025	110,902	117,465
5.500%, 02/01/2033	81,888	86,179
5.290%, 11/25/2033	140,012	147,844
5.500%, 12/01/2035	88,437	92,877
5.000%, 06/01/2038	155,852	161,232
6.500%, 02/25/2044	47,611	49,635
6.500%, 05/25/2044	49,342	53,306
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	135,676	137,063
Government National Mortgage Association
4.500%, 05/20/2014	119,968	124,279
5.500%, 10/20/2015	142,723	152,663
4.140%, 03/16/2018	5,831	5,829
4.116%, 03/16/2019	64,584	65,334
4.031%, 01/16/2021	143,941	146,899
3.727%, 03/16/2027	79,440	81,257
6.000%, 12/15/2031	46,313	49,424
6.000%, 02/15/2032	78,149	83,399
7.000%, 07/15/2032	43,053	47,273
5.000%, 07/15/2033	258,910	269,890
4.828%, 11/16/2033	500,000	522,709
6.000%, 10/15/2036	155,311	164,496
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	306,203
Mortgage IT Trust
4.250%, 02/25/2035	47,243	36,983
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $26,977) (a)	25,841	22,966
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $46,311) (a)	44,721	38,623
Residential Asset Securitization Trust
4.750%, 02/25/2019	64,983	64,881
5.080%, 11/01/2022	52,162	55,290
5.570%, 03/01/2026	74,333	80,626
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	52,953
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	450,576
5.236%, 07/15/2041 (b)	75,000	74,869
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	66,788	64,517
5.594%, 07/25/2036	124,366	91,766
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,266,335)		5,405,649

MUNICIPAL BONDS - 10.80%
Barrington, IL Build America General Obligation
5.370%, 12/15/2024	200,000	203,794
Chicago, IL Board of Education Build America General Obligation
6.038%, 12/01/2029	100,000	105,869
Chicago, IL Metropolitan Water Reclamation Build America General Obligation
5.720%, 12/01/2038	250,000	274,590
Dallas County, TX Hospital District Build America General Obligation
5.348%, 08/15/2022	100,000	101,744
Indiana Public Schools Multi-School Building Corp. Build America General Obligation
4.900%, 7/15/2022	200,000	193,238
Maryland State Build America General Obligation
4.550%, 08/15/2024	200,000	202,372
Metropolitan Transit Authority New York Revenue Bond
7.336%, 11/15/2039	100,000	124,271
New York, NY Build America General Obligtion
5.206%, 10/01/2031	200,000	187,460
Texas State Build America General Obligation
5.517%, 04/01/2039	200,000	212,018
University of California Revenue Bond
5.770%, 05/15/2043	100,000	107,377
University of Michigan Revenue Bond
6.172%, 04/01/2030	100,000	105,300
University of Washington Revenue Bond
6.060%, 07/01/2039	100,000	112,773
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	100,000	105,176
York County, SC School District Build America General Obligation
5.500%, 3/01/2028	100,000	97,591
TOTAL MUNICIPAL BONDS (Cost $2,048,847)		2,133,573

U.S. GOVERNMENT AGENCY ISSUES - 2.08% (c)
Federal Home Loan Bank
4.840%, 01/25/2012	52,593	55,622
4.500%, 01/15/2014	250,000	271,799
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $302,309)		327,421

U.S. TREASURY OBLIGATIONS - 7.12%
U.S. Treasury Bonds - 2.10%
5.375%, 02/15/2031	350,000	415,844
U.S. Treasury Inflation Index Bonds - 0.91%
2.375%, 01/15/2025	171,371	179,671
U.S. Treasury Inflation Index Notes - 4.11%
3.000%, 07/15/2012	479,092	509,335
1.875%, 07/15/2013	117,252	121,136
2.000%, 01/15/2014	174,822	181,050
		811,521
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,354,618)		1,407,036

SHORT TERM INVESTMENTS - 14.93%
Commercial Paper - 7.59%
General Electric Company	500,000	499,891
Prudential Funding Corp.	250,000	249,985
Toyota Motor Corp.	750,000	749,917
		1,499,793
	Shares
Money Market Funds - 7.34%
Federated Prime Obligations Fund	792,180	792,180
Virtus Insight Money Market Fund	657,532	657,532
		1,449,712
TOTAL SHORT TERM INVESTMENTS (Cost $2,949,505)		2,949,505

Total Investments (Cost $19,432,316) - 102.05% (e)(f)		20,162,799
Liabilities in Excess of Other Assets - (2.05)%		(405,946)
TOTAL NET ASSETS - 100.00%		$19,756,853

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2009 these securities represented 1.37% of total net assets.
(b)	The coupon rate shown on variable rate securities represents the rates at September 30, 2009.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$ 19,432,316
Gross unrealized appreciation	926,133
Gross unrealized depreciation	(195,650)
Net unrealized appreciation	$ 730,483

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	FAS 157 - Summary of Fair Value Exposure at September 30, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:

	COUNTRY Bond Fund

	Level 1	Level 2	Level 3

Fixed Income
Asset Backed
Securities	-	627,030	-
Corporate Bonds	-	7,312,585	-
Mortgage Backed
Securities	-	5,405,649	-
Municipal Bonds	-	2,133,573	-
U.S. Government
Agency Issues	271,799	55,622	-
U.S. Treasury
Obligations	1,407,036	-	-
Commercial
Paper	-	1,499,793	-
Money Market
Funds	1,449,712	-	-
Total Investments in Securities	$ 3,128,547	$ 17,034,252	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)      /s/ Philip T. Nelson
Philip T. Nelson, President

Date     11/17/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date     11/17/09

By (Signature and Title)*    /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date     11/17/09

* Print the name and title of each signing officer under his or her signature.